UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                                             JULY 31, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
COMMON STOCK -- 100.2%
----------------------------------------------------------------------------------------------------------
                                                                                 Shares           Value
                                                                              ------------    ------------
CONSUMER DISCRETIONARY -- 20.9%
    Bandag, Cl A                                                                   60,625     $  2,431,062
    Big Lots*                                                                     189,000        2,451,330
    Catalina Marketing                                                            140,550        3,363,361
    Champion Enterprises*                                                         509,675        6,146,681
    Exide Technologies*                                                           399,350        1,972,789
    Fleetwood Enterprises*                                                        249,200        2,828,420
    Kellwood                                                                      108,300        2,632,773
    Movie Gallery                                                                  54,800        1,374,384
    Pier 1 Imports                                                                135,800        1,931,076
    Speedway Motorsports                                                          108,300        4,276,767
                                                                                              ------------
                                                                                                29,408,643
                                                                                              ------------
CONSUMER STAPLES -- 2.1%
    Blyth                                                                          51,375        1,432,335
    FTI Consulting*                                                                62,300        1,501,430
                                                                                              ------------
                                                                                                 2,933,765
                                                                                              ------------
ENERGY -- 2.4%
    Oceaneering International*                                                     78,650        3,374,085
                                                                                              ------------
FINANCIALS -- 23.1%
    Avatar Holdings*                                                               61,714        3,283,185
    Danielson Holdings*                                                            89,710        1,157,259
    First Citizens Bancshares, Cl A                                                 7,900        1,327,200
    Horace Mann Educators                                                         139,200        2,781,216
    Infinity Property & Casualty                                                  119,700        4,242,168
    Investment Technology Group*                                                   82,025        2,101,481
    Origen Financial                                                               88,077          684,358
    Phoenix                                                                       309,900        3,904,740
    Piper Jaffray*                                                                 15,700          540,237
    Post Properties                                                                66,800        2,665,988
    Provident Financial Services                                                   69,550        1,228,253
    Raymond James Financial                                                        71,250        2,126,813
    UMB Financial                                                                  40,025        2,571,606
    Waddell & Reed Financial                                                      204,440        3,972,269
                                                                                              ------------
                                                                                                32,586,773
                                                                                              ------------
HEALTH CARE -- 3.6%
    King Pharmaceuticals*                                                         148,492        1,655,686
    Odyssey HealthCare*                                                            86,600        1,272,154
    QLT*                                                                          247,600        2,112,028
                                                                                              ------------
                                                                                                 5,039,868
                                                                                              ------------
INDUSTRIALS -- 10.7%
    Brink's                                                                       102,050        3,690,128
    Crane                                                                         131,000        4,080,650
    DeVry*                                                                         82,900        1,648,881
    Hughes Supply                                                                  89,400        2,540,748
    NCO Group*                                                                     32,300          658,274
    Tetra Tech*                                                                   167,244        2,513,677
                                                                                              ------------
                                                                                                15,132,358
                                                                                              ------------
INFORMATION TECHNOLOGY -- 13.8%
    Cabot Microelectronics*                                                       102,100        3,070,147
    Commonwealth Telephone Enterprises*                                           103,500        4,429,800
    CSG Systems International*                                                    295,200        5,505,480
    Earthlink*                                                                    210,075        2,002,015
    Electronics for Imaging*                                                       62,500        1,316,875
    Gartner*                                                                      306,600        3,179,442
                                                                                              ------------
                                                                                                19,503,759
                                                                                              ------------



SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                                             JULY 31, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                               Shares/Face
                                                                                  Amount          Value
                                                                               ------------   ------------
MATERIALS & PROCESSING -- 10.4%
    Acuity Brands                                                                 223,150     $  6,511,517
    Delta & Pine Land                                                             181,725        4,861,143
    Tredegar                                                                      150,625        2,426,569
    Trex*                                                                          28,200          829,080
                                                                                              ------------
                                                                                                14,628,309
                                                                                              ------------
TECHNOLOGY -- 13.2%
    Axcelis Technologies*                                                         213,065        1,472,279
    Belden CDT                                                                    127,725        2,835,495
    Black Box                                                                      96,300        4,217,940
    Dendrite International*                                                       259,475        4,488,918
    Keane*                                                                        229,900        2,882,946
    Polycom*                                                                      116,200        1,925,434
    Varian Semiconductor Equipment Associates*                                     19,400          805,488
                                                                                              ------------
                                                                                                18,628,500
                                                                                              ------------
Total Common Stock
  (Cost $117,295,396)                                                                          141,236,060
                                                                                              ------------

REPURCHASE AGREEMENT -- 1.8%
    Morgan Stanley Dean Witter
       3.000%, dated 07/29/05, to be repurchased on 08/01/05,
       repurchase price $2,486,999 (collateralized by a U.S. Treasury Bond, par value $2,061,678, 6.000%, 02/15/26;
       with a total market value $2,536,178)
    (Cost $2,486,378)                                                          $2,486,378        2,486,378
                                                                                              ------------

TOTAL INVESTMENTS -- 102.0%
  (Cost $119,781,774)+                                                                        $143,722,438
                                                                                              ============

        PERCENTAGES ARE BASED ON NET ASSETS OF $140,907,091.
    *   NON-INCOME PRODUCING SECURITY.
    CL  CLASS

    +   AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $120,765,130, AND THE
        UNREALIZED APPRECIATION AND DEPRECIATION WERE $30,365,282 AND $(7,407,974), RESPECTIVELY.

        FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER
        SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL
        FINANCIAL STATEMENTS.

SCM-QH-001-0300

SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                                                    JULY 31, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
COMMON STOCK -- 63.8%
----------------------------------------------------------------------------------------------------------

                                                                                  Shares          Value
                                                                               -----------     -----------
CONSUMER DISCRETIONARY -- 9.3%
    Altria Group                                                                    3,275      $   219,294
    Black & Decker                                                                  4,675          422,199
    Comcast Special, Cl A*                                                          8,075          242,250
    Comcast, Cl A*                                                                  8,907          273,712
    Energizer Holdings*                                                             7,325          468,067
    Fortune Brands                                                                  2,050          193,828
    Marriott International, Cl A                                                    5,000          342,350
    McDonald's                                                                     14,900          464,433
    Target                                                                          6,100          358,375
    Tribune                                                                         5,125          187,063
    Tyco International                                                              4,125          125,689
    Walt Disney                                                                     9,000          230,760
                                                                                               -----------
                                                                                                 3,528,020
                                                                                               -----------
CONSUMER STAPLES -- 1.7%
    Time Warner*                                                                   18,075          307,636
    Viacom, Cl B                                                                    9,775          327,365
                                                                                               -----------
                                                                                                   635,001
                                                                                               -----------
ENERGY -- 8.4%
    Chevron                                                                        10,455          606,495
    Marathon Oil                                                                   13,425          783,483
    Royal Dutch Shell ADR                                                           8,625          528,540
    Schlumberger                                                                    5,125          429,167
    Sunoco                                                                          6,800          854,964
                                                                                               -----------
                                                                                                 3,202,649
                                                                                               -----------
FINANCIALS -- 20.3%
    Allstate*                                                                       6,225          381,343
    American International Group                                                   10,100          608,020
    Bank of America                                                                17,755          774,118
    Citigroup                                                                      18,791          817,408
    Freddie Mac                                                                     5,975          378,098
    Goldman Sachs Group                                                             2,700          290,196
    JPMorgan Chase                                                                 21,674          761,624
    Keycorp                                                                        16,400          561,536
    Merrill Lynch                                                                   6,600          387,948
    Metlife                                                                         9,775          480,344
    Morgan Stanley                                                                  7,325          388,591
    St Paul Travelers                                                              11,555          508,651
    Wachovia                                                                       15,475          779,631
    Wells Fargo                                                                     9,725          596,532
                                                                                               -----------
                                                                                                 7,714,040
                                                                                               -----------
HEALTH CARE -- 1.8%
    Abbott Laboratories                                                             4,550          212,167
    Baxter International                                                            4,300          168,861
    Hospira*                                                                          485           18,551
    WellPoint*                                                                      3,900          275,886
                                                                                               -----------
                                                                                                   675,465
                                                                                               -----------
INDUSTRIALS -- 3.7%
    First Data                                                                      5,025          206,728
    Honeywell International                                                        19,700          773,816
    Illinois Tool Works                                                             5,000          428,250
                                                                                               -----------
                                                                                                 1,408,794
                                                                                               -----------
INFORMATION TECHNOLOGY -- 2.6%
    EMC*                                                                           12,650          173,179
    Freescale Semiconductor, Cl B*                                                 10,899          280,649
    Texas Instruments                                                              12,950          411,292


SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                                                    JULY 31, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
COMMON STOCK --  (CONTINUED)
----------------------------------------------------------------------------------------------------------

                                                                               Shares/Face
                                                                                  Amount          Value
                                                                               -----------     -----------
INFORMATION TECHNOLOGY -- (CONTINUED)
    Unisys*                                                                        16,275      $   105,299
                                                                                               -----------
                                                                                                   970,419
                                                                                               -----------
MATERIALS -- 2.9%
    Alcoa                                                                           6,600          185,130
    Dover                                                                           5,350          220,741
    Praxair                                                                         6,950          343,260
    Thermo Electron*                                                                6,800          203,048
    Weyerhaeuser                                                                    2,450          169,001
                                                                                               -----------
                                                                                                 1,121,180
                                                                                               -----------
PHARMACEUTICALS -- 2.4%
    Pfizer                                                                         34,275          908,288
                                                                                               -----------
TELECOMMUNICATION SERVICES -- 4.8%
    Alltel                                                                          6,075          403,988
    AT&T                                                                            4,585           90,783
    Motorola                                                                       23,950          507,261
    SBC Communications                                                             15,760          385,332
    Verizon Communications                                                         13,000          444,990
                                                                                               -----------
                                                                                                 1,832,354
                                                                                               -----------
UTILITIES -- 5.9%
    Duke Energy                                                                    14,775          436,453
    Exelon                                                                         13,705          733,492
    Southern                                                                       16,275          569,462
    TXU                                                                             5,825          504,678
                                                                                               -----------
                                                                                                 2,244,085
                                                                                               -----------
Total Common Stock
  (Cost $20,209,807)                                                                            24,240,295
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES -- 16.6%
----------------------------------------------------------------------------------------------------------
FHLB -- 1.0%
    FHLB
         4.500%, 02/18/15                                                       $ 150,000          148,886
         3.750%, 08/15/08                                                         110,000          108,007
         3.500%, 09/28/06                                                         115,000          114,780
                                                                                               -----------
                                                                                                   371,673
                                                                                               -----------
FHLMC -- 4.2%
    FHLMC
         6.750%, 03/15/31                                                          75,000           95,509
         5.500%, 12/01/34                                                         236,045          237,420
         5.500%, 02/01/35                                                         134,863          135,645
         5.500%, 03/01/35                                                         148,664          149,527
         5.000%, 11/01/34                                                         276,505          272,457
         4.500%, 12/01/34                                                         137,348          131,639
         4.375%, 07/17/15                                                         139,000          136,422
         3.050%, 01/19/07                                                         290,000          285,430
    FHLMC, MTN(A)
         3.250%, 02/25/08                                                         140,000          139,541
                                                                                               -----------
                                                                                                 1,583,590
                                                                                               -----------
FHLMC TBA -- 2.6%
    FHLMC TBA
         5.000%, 09/01/35                                                         990,898          975,105
                                                                                               -----------
FNMA -- 3.2%
    FNMA
         6.625%, 11/15/30                                                         100,000          125,500
         6.000%, 01/01/19                                                         202,643          209,406
         5.500%, 02/01/34                                                         447,701          450,300
         5.000%, 04/15/15                                                         142,000          146,686
         3.750%, 05/17/07                                                         153,000          151,742



SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                                                    JULY 31, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------

                                                                                  Face
                                                                                 Amount           Value
                                                                               -----------     -----------
FNMA -- (CONTINUED)
         3.020%, 09/12/07                                                       $ 138,000      $   137,890
                                                                                               -----------
                                                                                                 1,221,524
                                                                                               -----------
FNMA TBA -- 0.0%
    FNMA TBA
         5.000%, 10/01/35                                                          24,000           23,595
                                                                                               -----------
MORTGAGE-BACKED SECURITIES -- 5.6%
    Fannie Mae Pool #781744
         5.500%, 09/01/34                                                         300,447          302,107
    Freddie Mac (Gold) Pool #A16907
         7.000%, 12/01/33                                                           7,748            8,133
    Freddie Mac (Gold) Pool #A19091
         6.000%, 01/01/34                                                          97,498           99,606
    Freddie Mac (Gold) Pool #A24888
         6.000%, 07/01/34                                                         439,888          449,401
    Freddie Mac (Gold) Pool #A25200
         6.000%, 05/01/34                                                         137,781          140,761
    Freddie Mac (Gold) Pool #B13305
         4.500%, 04/01/19                                                         330,903          325,879
    Freddie Mac (Gold) Pool #B16393
         5.500%, 09/01/19                                                          80,886           82,516
    Freddie Mac (Gold) Pool #C01120
         7.000%, 01/01/31                                                          13,727           14,414
    Freddie Mac (Gold) Pool #E89543
         6.500%, 05/01/17                                                          46,095           47,809
    Freddie Mac (Gold) Pool #G01740
         5.500% , 12/01/34                                                         32,349           32,537
    Freddie Mac Pool #555212
         7.000%, 10/01/32                                                          56,711           59,696
    Freddie Mac Pool #659940
         7.000%, 07/01/32                                                          33,602           35,360
    Freddie Mac Pool #675969
         7.500%, 08/01/31                                                         150,297          160,335
    Freddie Mac Pool #725773
         5.500%, 09/01/34                                                         130,000          130,718
    Freddie Mac Pool #731521
         5.000%, 07/01/18                                                         193,056          193,649
    Freddie Mac Pool #767411
         6.500%, 01/01/34                                                          50,783           52,535
                                                                                               -----------
                                                                                                 2,135,456
                                                                                               -----------
Total U.S. Government & Agency Securities
  (Cost $6,364,537)                                                                              6,310,943
                                                                                               -----------


----------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 8.3%
----------------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 0.2%
    DaimlerChrysler Holdings
         4.875%, 06/15/10                                                          70,000           69,235
                                                                                               -----------
BANKS -- 0.2%
    Bank of America
         4.250%, 10/01/10                                                          70,000           68,725
                                                                                               -----------
FINANCIALS -- 3.5%
    Associates Corporation of America
         6.250%, 11/01/08                                                         126,000          132,458
    CIT Group
         5.000%, 02/13/14                                                         213,000          211,263


SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                                                    JULY 31, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
----------------------------------------------------------------------------------------------------------

                                                                                  Face
                                                                                 Amount           Value
                                                                               -----------     -----------
FINANCIALS -- (CONTINUED)
    General Electric Capital, Ser A, MTN(A)
         3.504%, 06/22/07                                                       $ 100,000      $   100,084
    Goldman Sachs Group
         4.125%, 01/15/08                                                          75,000           74,403
    Household Finance
         4.750%, 07/15/13                                                         180,000          176,424
    Lehman Brothers Holdings, Ser G, MTN
         4.800%, 03/13/14                                                         215,000          213,035
    Merrill Lynch
         6.000%, 02/17/09                                                         122,000          127,490
    Morgan Stanley
         4.250%, 05/15/10                                                         118,000          115,292
    SLMA, Ser A, MTN
         4.000%, 01/15/09                                                         177,000          173,697
                                                                                               -----------
                                                                                                 1,324,146
                                                                                               -----------
GOVERNMENT AGENCY -- 0.4%
    Fannie Mae
         2.375%, 02/15/07                                                         165,000          160,621
                                                                                               -----------
INDUSTRIALS -- 2.6%
    First Data
         4.500%, 06/15/10                                                          70,000           69,603
    General Electric
         5.000%, 02/01/13                                                         235,000          237,789
    International Paper
         5.850%, 10/30/12                                                          70,000           72,196
    Motorola
         7.500%, 05/15/25                                                         287,000          342,965
    Southwest Airlines
         5.250%, 10/01/14                                                         115,000          113,431
    Weyerhaeuser
         5.950%, 11/01/08                                                         149,000          154,453
                                                                                               -----------
                                                                                                   990,437
                                                                                               -----------
TELECOMMUNICATION SERVICES -- 0.9%
    America Movil
         5.750%, 01/15/15                                                         141,000          141,607
    Sprint Capital
         6.875%, 11/15/28                                                         178,000          201,168
                                                                                               -----------
                                                                                                   342,775
                                                                                               -----------
UTILITIES -- 0.5%
    American Electric Power, Ser C
         5.375%, 03/15/10                                                         175,000          178,924
                                                                                               -----------
Total Corporate Bonds
  (Cost $3,168,331)                                                                              3,134,863
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
HOME EQUITY LOANS -- 7.5%
----------------------------------------------------------------------------------------------------------
    Asset Backed Funding Certificates, Ser 2004-OPT5, Cl A3
         3.684%, 09/25/30                                                         141,000          141,444
    Asset Backed Securities, Ser 2004-HE3, Cl A3
         3.610%, 06/25/34                                                          81,528           81,536
    Banc of America Commercial Mortgage, Ser 2004-6, Cl A5
         4.811%, 12/10/42                                                         196,466          194,832
    Banc of America Commercial Mortgage, Ser 2005-2, Cl A4
         4.783%, 07/10/43                                                         138,000          137,238
    Bear Stearns Commercial Mortgage Securities, Ser 2003-PWR2, Cl A1
         3.432%, 05/11/39                                                          79,770           77,548
    Capital One Master Trust, Ser 2001-1, Cl A
         3.588%, 12/15/10                                                         380,000          381,677


SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                                                    JULY 31, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
HOME EQUITY LOANS -- (CONTINUED)
----------------------------------------------------------------------------------------------------------

                                                                                  Face
                                                                                 Amount           Value
                                                                               -----------     -----------
    Centex Home Equity, Ser 2005-C, Cl AF6
         4.638%, 06/25/35                                                       $ 141,000      $   139,264
    Chase Funding Mortgage Loan, Ser 2004-2, Cl 2A2
         3.710%, 02/25/34                                                         190,000          190,265
    Citibank Credit Card Issuance Trust, Ser 2003-A9, Cl A9
         3.360%, 11/22/10                                                         240,000          240,377
    Countrywide Asset-Backed Certificates, Ser 2004-10, Cl AF2
         3.323%, 05/25/22                                                         175,802          173,894
    Countrywide Asset-Backed Certificates, Ser 2004-12, Cl 2AV2
         3.740%, 09/25/33                                                         380,000          380,728
    Credit Suisse First Boston Mortgage Trust, Ser 2003-CK2, Cl A2
         3.861%, 03/15/36                                                         163,413          160,417
    Equity One Asset Backed Securities, Ser 2004-3, Cl AF3
         4.265%, 07/25/34                                                         185,372          184,683
    First Horizon Asset Backed Securities Trust, Ser 2004-HE2,  Cl A
         3.680%, 02/25/34                                                          94,406           94,467
    Residential Asset Mortgage Products, Ser 2003-RZ5, Cl A3
         3.800%, 07/25/30                                                         151,381          150,675
    Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Cl A1
         3.333%, 01/15/41                                                         108,929          106,433
                                                                                               -----------
Total Home Equity Loans
  (Cost $2,853,614)                                                                              2,835,478
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 4.2%
----------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 1.4%
    U.S. Treasury Bonds
         7.250%, 08/15/22                                                         267,000          351,959
         6.875%, 08/15/25                                                         125,000          162,715
                                                                                               -----------
                                                                                                   514,674
                                                                                               -----------
U.S. TREASURY INFLATION PROTECTED SECURITY -- 0.7%
    U.S. Treasury Inflation Protected Security
         1.625%, 01/15/15                                                         281,153          274,893
                                                                                               -----------
U.S. TREASURY NOTE -- 2.1%
    U.S. Treasury Note
         4.125%, 05/15/15                                                         820,000          809,622
                                                                                               -----------
Total U.S. Treasury Obligations
  (Cost $1,599,542)                                                                              1,599,189
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
MUNICIPAL BOND -- 0.3%
----------------------------------------------------------------------------------------------------------
    Gainesville Employment, Taxable Retiree Health Care Plan RB, MBIA
         4.500%, 10/01/11
    (Cost $110,000)                                                               110,000          109,175
                                                                                               -----------

REPURCHASE AGREEMENT -- 2.0%
    Morgan Stanley Dean Witter
       3.000%, dated 07/29/05, to be repurchased on 08/01/05,
       repurchase price $778,510 (collateralized by a U.S. Treasury Bond, par value $645,370, 6.000%, 02/15/26;
       with a total market value $793,904)
    (Cost $778,315)                                                               778,315          778,315
                                                                                               -----------

TOTAL INVESTMENTS -- 102.7%
  (Cost $35,084,146)+                                                                          $39,008,258
                                                                                               ===========

            PERCENTAGES ARE BASED ON NET ASSETS OF $37,987,543.
    *       NON-INCOME PRODUCING SECURITY.
    (A)     VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN
            EFFECT ON JULY 31, 2005.
    CL      CLASS
    ADR     AMERICAN DEPOSITARY RECEIPT
    FHLB    FEDERAL HOME LOAN BANK
    FHLMC   FEDERAL HOME LOAN MORTGAGE CORPORATION
    FNMA    FEDERAL NATIONAL MORTGAGE ASSOCIATION
    MBIA    MUNICIPAL BOND INSURANCE ASSOCIATION


SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                                                    JULY 31, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------------------


    MTN     MEDIUM TERM NOTE
    RB      REVENUE BOND
    SER     SERIES
    SLMA    STUDENT LOAN MARKETING ASSOCIATION
    TBA     TO BE ANNOUNCED

    +       AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $35,084,146, AND THE
            UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,061,703 AND $(1,137,591), RESPECTIVELY.

            FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER
            SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL
            FINANCIAL STATEMENTS.

SCM-QH-002-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.